Fees and Expenses	Oct. 31, 2025
Brown Advisory Growth Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Brown Advisory Flexible Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Brown Advisory Sustainable Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Brown Advisory Mid-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation being in effect for the period through October 31, 2026).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%
Brown Advisory Small-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Brown Advisory Small‑Cap Fundamental Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%
Brown Advisory Sustainable Small-Cap Core Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the
Fund’s operating expenses remain the same (taking into account the contractual expense limitation being in effect for the period through October 31, 2026).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
Brown Advisory Sustainable Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation being in effect for the period through October 31, 2026).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Brown Advisory Global Leaders Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Brown Advisory Sustainable International Leaders Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation being in effect for the period through October 31, 2026).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Brown Advisory Intermediate Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation being in effect for the period through October 31, 2026).
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
Brown Advisory Sustainable Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	104.00%
Brown Advisory Maryland Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
Brown Advisory Tax-Exempt Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
Brown Advisory Tax-Exempt Sustainable Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Brown Advisory Mortgage Securities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 221% of the average value of its portfolio.

Portfolio Turnover, Rate	221.00%
Brown Advisory WMC Strategic European Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%
Brown Advisory Emerging Markets Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%
Brown Advisory Beutel Goodman Large-Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Brown Advisory WMC Japan Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the
Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from the Fund's inception on September 30, 2024 to the fiscal period ended June 30, 2025, the portfolio turnover rate for the Fund was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%